SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL INFORMATION

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the Years Ended
	December 31, 2024	December 31, 2023

Revenue	$-	$-

Operating expenses
General and administrative expenses	396,434	42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	(834,895)	(391,949)
Operating margin	-100.0%	-100.0%

Other income (expenses)
Interest income	13	7
Change in fair value of earnout shares liability	18,731,514	-
Change in fair value of warrants liability	(397,553)	-
Forbearance fee expense	(13,226,926)	-
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)	-
Net income (loss)	$4,103,067	$(501,295)

The Company’s had no long-lived tangible assets for the years ended December 31, 2024 and 2023.